MTB GROUP OF FUNDS

(Retail/Institutional Funds)

100 East Pratt Street, 17th floor

Baltimore, Maryland 21202

October 3, 2011

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	MTB Group of Funds (the “Registrant”)
File No. 33-20673; 811-5514

Ladies and Gentlemen:

Enclosed for filing pursuant to Rule 497(e) under the Securities Act of 1933, as amended (the “1933 Act”), are exhibits containing interactive data format risk/return summary information that reflects the risk/return summary information in the Prospectus dated August 31, 2011 and revised as of September 20, 2011, relating to the MTB Strategic Allocation Fund series of the Registrant, as filed pursuant to Rule 497(e) under the 1933 Act on September 20, 2011 (Accession Number: 0001193125-11-252078).

Please address any comments or questions to the attention of the undersigned at (212) 298-1644.

Very truly yours,

By: /s/ Lisa R. Grosswirth

Lisa R. Grosswirth

Secretary of the MTB Group of Funds

cc:	Alison Fuller, Stradley Ronon Stevens & Young, LLP
Jeff Seling, MTB